GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 26,473,981		$ 28,469,675	$ 24,716,407
Net loss	1,995,694	$ 196,709	(3,753,268)	(6,610,119)
Working capital surplus	3,553,262		1,560,391	652,446
Cash	$ 316,578		$ 76,356	$ 472,509